EARNOUT SHARES (Details Narrative) - $ / shares	Dec. 31, 2024	Feb. 14, 2024
Earnout Shares [Member]
Earnout shares		24,500,000
Tevogen Bio Common Stock [Member] | Share-Based Payment Arrangement, Tranche One [Member] | Common Stock [Member]
Shares issued, price per share	$ 15.00
Tevogen Bio Common Stock [Member] | Share-Based Payment Arrangement, Tranche Two [Member] | Common Stock [Member]
Shares issued, price per share	17.50
Tevogen Bio Common Stock [Member] | Share-Based Payment Arrangement, Tranche Three [Member] | Common Stock [Member]
Shares issued, price per share	$ 20.00
Tevogen Bio Common Stock [Member] | Earnout Shares [Member]
Earnout shares	20,000,000
Tevogen Bio Common Stock [Member] | Earnout Shares [Member] | Share-Based Payment Arrangement, Tranche One [Member]
Earnout shares	6,666,667
Tevogen Bio Common Stock [Member] | Earnout Shares [Member] | Share-Based Payment Arrangement, Tranche Two [Member]
Earnout shares	6,666,667
Tevogen Bio Common Stock [Member] | Earnout Shares [Member] | Share-Based Payment Arrangement, Tranche Three [Member]
Earnout shares	6,666,666
Sponsor [Member] | Earnout Shares [Member]
Earnout shares	4,500,000
Sponsor [Member] | Earnout Shares [Member] | Share-Based Payment Arrangement, Tranche Three [Member]
Earnout shares	1,500,000